Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000206968
Shareholder Report [Line Items]
Fund Name	BlackRock China A Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	CHILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[1]
AssetsNet	$ 24,111,853
Holdings Count | Holding	215
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

C000206969
Shareholder Report [Line Items]
Fund Name	BlackRock China A Opportunities Fund
Class Name	Class K Shares
Trading Symbol	CHKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock China A Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[2]
AssetsNet	$ 24,111,853
Holdings Count | Holding	215
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

[1]	Annualized.
[2]	Annualized.